Credit risks and concentration	12 Months Ended
Dec. 31, 2013
Credit risks and concentration [Abstract]
Credit risks and concentration

3. Credit risks and concentration

(a)	Credit risk

The Group's credit risk arises from cash and cash equivalents, term deposits as well as credit exposures to receivables due from its customers, related parties and other parties.

The Group believe that there is no significant credit risk associated with the bank deposits and cash and cash equivalents which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIE and VIE's subsidiaries are located.

The Group has no significant concentrations of credit risk with respect to its customers, except for the accounts receivable from the internet search companies as discussed below. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantees from third parties, their credit history and other factors such as current market conditions.

(b)	Major customers

  The revenues from an internet search company for the year ended December 31, 2011 was US$5,398, which accounted for 13% of the periods' total revenues. There was no customer whose revenue represented over 10% of total revenues in 2012 and 2013, respectively.

The accounts receivables from two internet search companies represented over 10% of accounts receivable balances as follows:

	As of December 31,
	2011	2012	2013
	%	%	%
Customer A	34%	15%	8%
Customer B	8%	29%	42%

(c)	Foreign currency risk

The Group's operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China (the "PBOC"). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.